Leases - Maturities of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 159
2021	159
2022	143
2023	127
2024	109
Thereafter	730
Total lease payments	1,427
Less: Imputed interest	380
Present value of lease liabilities	1,047
Finance Leases
2020	1
2021	0
2022	1
2023	1
2024	1
Thereafter	16
Total lease payments	20
Less: Imputed interest	12
Present value of lease liabilities	8
Legally binding lease payments for leases signed but not yet commenced	$ 29